CONTINGENCIES	12 Months Ended
Dec. 31, 2023
Loss Contingency [Abstract]
CONTINGENCIES

18. CONTINGENCIES

From time to time, the Group is involved in claims and legal proceedings that arise in the ordinary course of business. The Group records a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Group reviews the need for and such liability on a regular basis. The Group has not recorded any material liabilities in this regard as of December 31, 2023.